Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon conversion of convertible notes
Amount Registered | shares	5,635,690
Proposed Maximum Offering Price per Unit	3.35
Maximum Aggregate Offering Price	$ 18,879,561.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,607.27
Offering Note

(1) This registration statement registers the resale by the selling stockholders of up to 12,978,869 shares of common stock issuable upon the conversion of senior secured convertible notes.

(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

(3) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Capital Market on September 30, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon conversion of convertible notes
Amount Registered | shares	7,343,179
Proposed Maximum Offering Price per Unit	6.15
Maximum Aggregate Offering Price	$ 45,160,550.85
Amount of Registration Fee	$ 6,914.08